Other Payables and Accruals	12 Months Ended
Dec. 31, 2014
OTHER PAYABLES AND ACCRUALS [Abstract]
Other Payables and Accruals
15.	OTHER PAYABLES AND ACCRUALS

	December 31, 2013	December 31, 2014
	RMB	RMB
Salary and welfare payable	10,793	9,956
Accrued bonus	128,173	80,772
Unpaid rental for server software	2,450	3,830
Accrued professional service fee	17,767	8,958
Unpaid advertisement and promotion fee	214,505	160,026
Advance from customers	9,149	18,943
Payables to employees relating to exercise of options and sales of vested restricted shares	4,469	1,070
Interest payable	608	4,398
Derivative liability-foreign currency forward contracts(Note 23)	2,426	—
Other payables	53,711	62,277
Total	444,051	350,230